DEBT - Convertible Senior Notes (Details) - Convertible Debt - 2026 Notes $ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
DEBT
Aggregate principal amount	$ 500,000,000
Fixed interest rate (as a percent)	3.00%
Proceeds from issuance of debt		¥ 3,499	$ 493,000,000
Debt issuance costs		¥ 49		$ 7,000,000
Initial conversion price | $ / shares	$ 23.971
Increment used for debt conversion	$ 1,000
Initial conversion rate per ADS	41.72
Repurchase price as a percentage of principal amount	100.00%